DEPOSITS FROM CUSTOMERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Demand deposits	R$ 36,792,675	R$ 44,119,254
Savings deposits	124,461,404	132,502,157
Time deposits	560,020,072	467,717,052
Total	R$ 721,274,151	R$ 644,338,463